Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	UAS Drone Corp.
Entity Central Index Key	0001638911
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation State Country Code	NV